Right-of-use assets and lease liabilities (Details) - Schedule of lease liabilities - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Lease Liabilities [Abstract]
As of January 1	SFr 575,736
thereof non-current	343,629	461,485
thereof current	117,856	114,251
Additions		594,436
Interest expense	15,949	3,000
Repayment of lease liability	(130,200)	(21,700)
As of December 31	SFr 461,485	SFr 575,736